UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: December 31st

Date of reporting period: SEPTEMBER 30, 2011 (3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

TimesSquare Small Cap Growth Fund

Schedule of Portfolio Investments

September 30, 2011 (unaudited)

Security Description	Shares		Value
Common Stocks - 96.7%
Consumer Discretionary - 6.5%
American Public Education, Inc.*	102,100		$3,471,400
Arbitron, Inc.	192,000		6,351,360
Iconix Brand Group, Inc.*	244,000		3,855,200
Jos. A. Bank Clothiers, Inc.*	145,044		6,763,402
Monro Muffler Brake, Inc.	202,000		6,659,940
National American University Holdings, Inc.	310,030		2,219,815
Sodastream International, Ltd.*	75,000	[2]	2,478,750
Vitamin Shoppe, Inc.*	149,000		5,578,560
Total Consumer Discretionary			37,378,427
Consumer Staples - 2.9%
Chefs’ Warehouse Holdings, Inc.*	160,000		1,881,600
Diamond Foods, Inc.	33,000		2,633,070
Inter Parfums, Inc.	244,000		3,769,800
United Natural Foods, Inc.*	220,800		8,178,432
Total Consumer Staples			16,462,902
Energy - 8.4%
American Standard Energy Corp.*	900,000		4,275,000
Carrizo Oil & Gas, Inc.*	167,300		3,605,315
Dril-Quip, Inc.*	109,000		5,876,190
Gulfport Energy Corp.*	204,300		4,939,974
Key Energy Services, Inc.*	600,000		5,694,000
Matador Resources Co.* [6,7]	431,250		3,881,250
Newpark Resources, Inc.*	465,100		2,832,459
Oasis Petroleum, Inc.*	301,000	[2]	6,721,330
Swift Energy Co.*	237,000		5,768,580
World Fuel Services Corp.	127,000		4,146,550
Total Energy			47,740,648
Financials - 7.9%
American Equity Investment Life Holding Co.	500,000		4,375,000
Cardtronics, Inc.*	318,000		7,288,560
CVB Financial Corp.	37,600		289,144
Duff & Phelps Corp., Class A	300,000		3,198,000
Evercore Partners, Inc., Class A	230,000		5,244,000
KBW, Inc.	200,000	[2]	2,758,000
Montpelier Re Holdings, Ltd.	611,500		10,811,320
Netspend Holdings, Inc.*	263,000	[2]	1,351,820
Safety Insurance Group, Inc.	112,000		4,236,960
StanCorp Financial Group, Inc.	200,000		5,514,000
Total Financials			45,066,804

TimesSquare Small Cap Growth Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares		Value
Health Care - 14.0%
Air Methods Corp.*	95,000		$6,048,650
Align Technology, Inc.*	295,000		4,475,150
Avanir Pharmaceuticals, Inc., Class A*	640,000	[2]	1,830,400
BioMarin Pharmaceutical, Inc.*	175,000		5,577,250
Bio-Rad Laboratories, Inc., Class A*	45,000		4,084,650
Brookdale Senior Living, Inc.*	320,000		4,012,800
Catalyst Health Solutions, Inc.*	170,000		9,807,300
Haemonetics Corp.*	112,000		6,549,760
Incyte Corp.*	197,000	[2]	2,752,090
IPC The Hospitalist Co., Inc.*	205,000		7,316,450
Magellan Health Services, Inc.*	100,000		4,830,000
PAREXEL International Corp.*	244,400		4,626,492
Sirona Dental Systems, Inc.*	142,000		6,022,220
United Therapeutics Corp.*	127,000		4,761,230
Volcano Corp.*	250,000		7,407,500
Total Health Care			80,101,942
Industrials - 26.3%
Advisory Board Co., The*	115,000		7,420,950
Albany International Corp.	320,000		5,840,000
Allegiant Travel Co.*	135,000		6,362,550
Beacon Roofing Supply, Inc.*	208,500		3,333,915
Clean Harbors, Inc.*	159,900		8,202,870
Columbus McKinnon Corp.*	324,800		3,559,808
CoStar Group, Inc.*	177,000		9,198,690
DigitalGlobe, Inc.*	182,000		3,536,260
Douglas Dynamics, Inc.	226,047		2,888,881
EMCOR Group, Inc.*	226,187		4,598,382
Generac Holdings, Inc.*	274,800		5,168,988
Genesee & Wyoming, Inc., Class A*	232,000		10,792,640
Healthcare Services Group, Inc.	375,000		6,052,500
Higher One Holdings, Inc.*	345,000	[2]	5,613,150
Interline Brands, Inc.*	237,400		3,055,338
Kennametal, Inc.	217,400		7,117,676
McGrath RentCorp	197,700		4,703,283
Old Dominion Freight Line, Inc.*	192,000		5,562,240
On Assignment, Inc.*	574,000		4,058,180
Orbital Sciences Corp.*	332,000		4,249,600
RBC Bearings, Inc.*	123,900		4,211,361
Resources Connection, Inc.	250,440		2,449,303
Standard Parking Corp.*	253,200		3,960,048
Swisher Hygiene, Inc.*	645,600		2,614,680
Transdigm Group, Inc.*	110,000		8,983,700

TimesSquare Small Cap Growth Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Industrials - 26.3% (continued)
UTI Worldwide, Inc.	395,000	$5,150,800
WABCO Holdings, Inc.*	171,000	6,474,060
Watts Water Technologies, Inc.	144,300	3,845,595
Wesco International, Inc.*	38,100	1,278,255
Total Industrials		150,283,703
Information Technology - 28.6%
Blackboard, Inc.*	203,700	9,097,242
Bottomline Technologies, Inc.*	465,000	9,365,100
BroadSoft, Inc.*	131,500	3,991,025
CommVault Systems, Inc.*	128,500	4,762,210
CSG Systems International, Inc.*	227,000	2,869,280
Cymer, Inc.*	76,000	2,825,680
DealerTrack Holdings, Inc.*	405,800	6,358,886
DG FastChannel, Inc.*	238,000	4,034,100
Ebix, Inc.*	416,300	6,119,610
Euronet Worldwide, Inc.*	320,000	5,036,800
ExlService Holdings, Inc.*	265,000	5,830,000
Global Payments, Inc.	308,000	12,440,120
Hittite Microwave Corp.*	88,600	4,314,820
Informatica Corp.*	127,000	5,200,650
Inphi Corp.*	275,000	2,411,750
J2 Global Communications, Inc.*	247,800	6,665,820
Jack Henry & Associates, Inc.	320,000	9,273,600
MAXIMUS, Inc.	190,000	6,631,000
Monotype Imaging Holdings, Inc.*	296,700	3,598,971
NIC, Inc.	393,400	4,504,430
Power Integrations, Inc.	145,245	4,445,949
Solera Holdings, Inc.	237,000	11,968,500
SS&C Technologies Holdings, Inc.*	455,000	6,501,950
Ultimate Software Group, Inc., The*	258,000	12,053,760
ViaSat, Inc.*	95,200	3,171,112
Wright Express Corp.*	264,000	10,042,560
Total Information Technology		163,514,925
Telecommunication Services - 2.1%
General Communication, Inc., Class A*	280,000	2,296,000
NTELOS Holdings Corp.	293,000	5,194,890
SBA Communications Corp.*	130,000	4,482,400
Total Telecommunication Services		11,973,290
Total Common Stocks (cost $516,386,231)		552,522,641

TimesSquare Small Cap Growth Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Warrants - 0.1%
American Standard Energy - Series A Warrant* [7]	150,000	$196,500
American Standard Energy - Series B Warrant* [7]	150,000	127,500
American Standard Energy - Series C Warrant* [7]	150,000	441,000
Total Warrants (cost $795,225)		765,000
Short-Term Investments - 5.9% [1]
BNY Institutional Cash Reserves Fund, Series B*[3,4]	1,179,050	943,240
BNY Mellon Overnight Government Fund, 0.08% [3]	13,099,800	13,099,800
Dreyfus Cash Management Fund, Institutional Class Shares, 0.05%	19,364,785	19,364,785
Total Short-Term Investments (cost $33,643,635)		33,407,825
Total Investments - 102.7% (cost $550,825,091)		586,695,466
Other Assets, less Liabilities - (2.7)%		(15,269,802)
Net Assets - 100.0%		$571,425,664

TimesSquare Mid Cap Growth Fund

Schedule of Portfolio Investments

September 30, 2011 (unaudited)

Security Description	Shares	Value
Common Stocks - 97.3%
Consumer Discretionary - 15.0%
Coach, Inc.	387,200	$20,068,576
Discovery Communications, Inc., Class C*	962,500	33,831,875
Hanesbrands, Inc.*	411,800	10,299,118
Hasbro, Inc.	190,500	6,212,205
National CineMedia, Inc.	755,700	10,965,207
O’Reilly Automotive, Inc.*	281,300	18,743,019
Pool Corp.	743,500	19,464,830
Stanley Black & Decker, Inc.	214,800	10,546,680
Tempur-Pedic International, Inc.*	74,800	3,935,228
Tiffany & Co.	268,900	16,354,498
Virgin Media, Inc.	2,217,400	53,993,690
Total Consumer Discretionary		204,414,926
Consumer Staples - 5.2%
Church & Dwight Co., Inc.	384,300	16,986,060
Herbalife, Ltd.	402,800	21,590,080
Hershey Foods Corp.	328,850	19,481,074
Whole Foods Market, Inc.	187,300	12,232,563
Total Consumer Staples		70,289,777
Energy - 7.3%
Cameron International Corp.*	432,600	17,970,204
Cimarex Energy Co.	173,400	9,658,380
Complete Production Services, Inc.*	385,800	7,272,330
Concho Resources, Inc.*	234,700	16,696,558
Core Laboratories, N.V.	138,800	12,468,404
Denbury Resources, Inc.*	1,020,600	11,736,900
Oil States International, Inc.*	234,000	11,915,280
Whiting Petroleum Corp.*	344,400	12,081,552
Total Energy		99,799,608
Financials - 8.4%
Aflac, Inc.	264,300	9,237,285
Assured Guaranty, Ltd.	623,500	6,852,265
Axis Capital Holdings, Ltd.	608,400	15,781,896
Invesco, Ltd.	322,100	4,995,771
Jones Lang LaSalle, Inc.	132,300	6,854,463
Lazard, Ltd., Class A	498,100	10,509,910
NASDAQ OMX Group, Inc., The*	893,900	20,684,846
RenaissanceRe Holdings, Ltd.	624,200	39,823,960
Total Financials		114,740,396

TimesSquare Mid Cap Growth Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares		Value
Health Care - 10.6%
DaVita, Inc.*	990,500		$62,074,636
Dendreon Corp.*	460,400	[2]	4,143,600
Health Management Associates, Inc., Class A*	1,849,800		12,800,616
Hologic, Inc.*	964,650		14,672,326
Mettler-Toledo International, Inc.*	107,900		15,101,684
Shire PLC	245,600		23,069,208
SXC Health Solutions Corp.*	211,800		11,797,260
Total Health Care			143,659,330
Industrials - 17.1%
Ametek, Inc.	556,200		18,337,914
CH Robinson Worldwide, Inc.	288,800		19,774,136
Cooper Industries PLC	623,900		28,774,268
Expeditors International of Washington, Inc.	136,900		5,551,295
IHS, Inc., Class A*	283,600		21,216,116
Kansas City Southern*	582,800		29,116,688
Manpower, Inc.	293,500		9,867,470
Nielsen Holdings, N.V.*	660,200		17,218,016
Pall Corp.	372,500		15,794,000
Parker Hannifin Corp.	195,500		12,341,915
Rockwell Collins, Inc.	269,600		14,224,096
SPX Corp.	232,100		10,516,451
URS Corp.*	593,000		17,588,380
WABCO Holdings, Inc.*	319,500		12,096,270
Total Industrials			232,417,015
Information Technology - 24.9%
Alliance Data Systems Corp.*	419,400		38,878,380
Altera Corp.	214,000		6,747,420
Amdocs, Ltd.*	1,280,900		34,738,008
Analog Devices, Inc.	387,000		12,093,750
ASML Holding N.V.	319,600	[2]	11,038,984
Autodesk, Inc.*	467,100		12,976,038
Broadcom Corp., Class A	557,400		18,555,846
FLIR Systems, Inc.	317,800		7,960,890
Gartner, Inc.*	207,300		7,228,551
Global Payments, Inc.	531,300		21,459,207
Linear Technology Corp.	435,700		12,047,105
MICROS Systems, Inc.*	301,100		13,221,301
NetApp, Inc.*	322,000		10,928,680
NeuStar, Inc., Class A*	899,300		22,608,402
Red Hat, Inc.*	221,300		9,352,138
Solera Holdings, Inc.	322,500		16,286,250

TimesSquare Mid Cap Growth Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares		Value
Information Technology - 24.9% (continued)
Teradata Corp.*	270,400		$14,474,512
TIBCO Software, Inc.*	560,000		12,538,400
Trimble Navigation, Ltd.*	429,002		14,393,017
VeriFone Holdings, Inc.*	361,500		12,659,730
VeriSign, Inc.	563,900		16,133,179
Western Union Co., The	824,900		12,612,721
Total Information Technology			338,932,509
Materials - 4.0%
Airgas, Inc.	341,800		21,813,676
Ecolab, Inc.	663,000	[2]	32,414,070
Total Materials			54,227,746
Telecommunication Services - 4.8%
American Tower Corp., Class A*	493,400		26,544,920
SBA Communications Corp.*	1,110,600		38,293,488
Total Telecommunication Services			64,838,408
Total Common Stocks (cost $1,257,755,237)			1,323,319,715
Short-Term Investments - 4.1% [1]
BNY Institutional Cash Reserves Fund, Series B* [3,4]	1,665,632		1,332,505
BNY Mellon Overnight Government Fund, 0.08% [3]	11,833,579		11,833,578
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.05%	17,020,298		17,020,298
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.11%	25,000,000		25,000,000
Total Short-Term Investments (cost $55,519,508)			55,186,381
Total Investments - 101.4% (cost $1,313,274,745)			1,378,506,096
Other Assets, less Liabilities - (1.4%)			(19,141,506)
Net Assets - 100.0%			$1,359,364,590

Skyline Special Equities Portfolio

Schedule of Portfolio Investments

September 30, 2011 (unaudited)

Security Description	Shares		Value
Common Stocks - 97.4%
Consumer Discretionary - 18.1%
Asbury Automotive Group, Inc.*	209,857		$3,460,542
Ascena Retail Group, Inc.*	84,600		2,290,122
Big Lots, Inc.*	74,700		2,601,801
Drew Industries, Inc.*	126,700		2,531,466
Group 1 Automotive, Inc.	57,000		2,026,350
Jos. A. Bank Clothiers, Inc.*	72,109		3,362,443
La-Z-Boy, Inc.*	269,200		1,994,772
Modine Manufacturing Co.*	165,000		1,494,900
Signet Jewelers, Ltd.*	76,400		2,582,320
Tower International, Inc.*	120,200	[2]	1,239,262
Valassis Communications, Inc.*	86,400	[2]	1,619,136
Warnaco Group, Inc., The*	48,900		2,253,801
Winnebago Industries, Inc.*	263,800		1,825,496
Total Consumer Discretionary			29,282,411
Energy - 2.7%
Bristow Group, Inc.	67,200		2,851,296
Energy Partners, Ltd.*	132,400		1,465,668
Total Energy			4,316,964
Financials - 20.0%
Aspen Insurance Holdings, Ltd.	62,173		1,432,466
Berkshire Hills Bancorp, Inc.	107,012		1,976,512
Brookline Bancorp, Inc.	89,700		691,587
Columbia Banking System, Inc.	125,800		1,801,456
Delphi Financial Group, Inc., Class A	110,129		2,369,976
First Financial Bancorp	204,600		2,823,480
Hanover Insurance Group, Inc.	85,600		3,038,800
Hudson Valley Holding Corp.	150,900		2,630,187
MB Financial, Inc.	144,700		2,129,984
Ocwen Financial Corp.*	224,100		2,960,361
Park Sterling Bank*	415,600		1,421,352
Reinsurance Group of America, Inc.	75,347		3,462,195
Sabra Health Care REIT, Inc.	178,266		1,700,658
Symetra Financial Corp.	235,300		1,917,695
Validus Holdings, Ltd.	75,400		1,878,968
Total Financials			32,235,677

Skyline Special Equities Portfolio

Schedule of Portfolio Investments (continued)

Security Description	Shares		Value
Health Care - 8.2%
Health Management Associates, Inc., Class A*	229,200		$1,586,064
Pharmaceutical Product Development, Inc.	122,100		3,133,086
Sirona Dental Systems, Inc.*	71,500		3,032,315
Symmetry Medical, Inc.*	305,300		2,356,916
Teleflex, Inc.	58,450		3,142,856
Total Health Care			13,251,237
Industrials - 26.0%
A.O. Smith Corp.	54,000		1,729,620
CBIZ, Inc.*	307,475		2,026,260
Columbus McKinnon Corp.*	182,350		1,998,556
CRA International, Inc.*	174,969		3,501,130
EnPro Industries, Inc.*	44,800		1,329,664
Generac Holdings, Inc.*	104,876		1,972,718
General Cable Corp.*	80,921		1,889,505
GP Strategies Corp.*	425,406		4,249,806
Huron Consulting Group, Inc.*	116,600		3,629,758
Insperity, Inc.	80,346		1,787,698
Kennametal, Inc.	80,500		2,635,570
McGrath RentCorp	113,100		2,690,649
Meritor, Inc.*	148,483		1,048,290
Swift Transportation Co.*	241,400	[2]	1,554,616
Textainer Group Holdings, Ltd.	75,400		1,529,112
Triumph Group, Inc.	85,600		4,172,143
United Rentals, Inc.*	107,000		1,801,880
Watts Water Technologies, Inc.	89,600		2,387,840
Total Industrials			41,934,815
Information Technology - 15.6%
Anixter International, Inc.	33,600		1,593,984
Benchmark Electronics, Inc.*	184,889		2,405,406
Intermec, Inc.*	166,000		1,082,320
Monotype Imaging Holdings, Inc.*	324,900		3,941,037
NeuStar, Inc., Class A*	97,800		2,458,692
ON Semiconductor Corp.*	288,525		2,068,724
RF Micro Devices, Inc.*	344,300		2,182,862
Rudolph Technologies, Inc.*	164,000		1,097,160
Sanmina-SCI Corp.*	161,000		1,075,480
SYNNEX Corp.*	84,554		2,215,315
TNS, Inc.*	168,100		3,160,280
Virtusa Corp.*	141,601		1,869,133
Total Information Technology			25,150,393

Skyline Special Equities Portfolio

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Materials - 3.3%
A. Schulman, Inc.	115,100	$1,955,549
Quaker Chemical Corp.	77,400	2,006,208
Solutia, Inc.*	105,900	1,360,815
Total Materials		5,322,572
Telecommunication Services - 1.6%
NTELOS Holdings Corp.	149,200	2,645,316
Utilities - 1.9%
NV Energy, Inc.	210,900	3,102,339
Total Common Stocks (cost $157,902,282)		157,241,724
Short-Term Investments - 4.7% [1]
BNY Institutional Cash Reserves Fund, Series B*[3,4]	426,826	341,461
BNY Mellon Overnight Government Fund, 0.08% [3]	1,965,984	1,965,984
Dreyfus Cash Management Fund, Institutional Class Shares, 0.05%	5,251,704	5,251,704
Total Short-Term Investments (cost $7,644,514)		7,559,149
Total Investments - 102.1% (cost $165,546,796)		164,800,873
Other Assets, less Liabilities - (2.1)%		(3,435,554)
Net Assets - 100.0%		$161,365,319

GW&K Small Cap Equity Fund

Schedule of Portfolio Investments

September 30, 2011 (unaudited)

Security Description	Shares	Value
Common Stocks - 94.3%
Consumer Discretionary - 15.3%
Group 1 Automotive, Inc.	22,275	$791,876
Hibbett Sports, Inc.*	22,985	778,962
Life Time Fitness, Inc.*	18,325	675,276
Matthews International Corp.	13,585	417,875
Monro Muffler Brake, Inc.	23,400	771,498
Peet’s Coffee & Tea, Inc.*	8,470	471,271
Ryland Group, Inc., The	17,880	190,422
Steiner Leisure, Ltd.*	11,640	474,563
Teavana Holdings, Inc.*	1,000	20,340
Texas Roadhouse, Inc., Class A	45,470	601,113
Tractor Supply Co.	17,460	1,092,123
Tupperware Brands Corp.	18,685	1,004,132
Total Consumer Discretionary		7,289,451
Consumer Staples - 3.1%
Ruddick Corp.	23,430	913,535
WD-40 Co.	14,070	560,549
Total Consumer Staples		1,474,084
Energy - 4.5%
Dril-Quip, Inc.*	16,760	903,532
Gulfport Energy Corp.*	34,235	827,802
Tesco Corp.*	39,310	455,996
Total Energy		2,187,330
Financials - 20.5%
American Campus Communities, Inc.	24,140	898,250
Cohen & Steers, Inc.	29,030	834,612
Glacier Bancorp, Inc.	30,025	281,334
Iberia Bank Corp.	16,265	765,431
MarketAxess Holdings, Inc.	32,005	832,770
Mid-America Apartment Communities, Inc.	16,765	1,009,587
National Health Investors, Inc.	15,750	663,548
Portfolio Recovery Associates, Inc.*	10,145	631,222
PrivateBancorp, Inc.	34,170	256,958
ProAssurance Corp.*	12,955	933,019
Signature Bank*	20,355	971,544
Stifel Financial Corp.*	28,685	761,874
SVB Financial Group*	14,950	553,150
Umpqua Holdings Corp.	42,330	372,081
Total Financials		9,765,380

GW&K Small Cap Equity Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Health Care - 12.4%
Air Methods Corp.*	7,560	$481,343
Hanger Orthopedic Group, Inc.*	38,340	724,243
HMS Holdings Corp.*	43,145	1,052,307
ICU Medical, Inc.*	20,850	767,280
IPC The Hospitalist Co., Inc.*	12,265	437,738
Landauer, Inc.	8,370	414,650
Meridian Bioscience, Inc.	14,050	221,147
PSS World Medical, Inc.*	34,165	672,709
United Therapeutics Corp.*	12,285	460,565
West Pharmaceutical Services, Inc.	17,645	654,630
Total Health Care		5,886,612
Industrials - 16.5%
American Ecology Corp.	20,095	310,869
Ameron International Corp.	5,000	424,700
CLARCOR, Inc.	23,190	959,602
CoStar Group, Inc.*	8,570	445,383
Healthcare Services Group, Inc.	38,955	628,734
Heartland Express, Inc.	56,390	764,648
II-VI, Inc.*	32,405	567,088
Middleby Corp., The*	14,950	1,053,377
Nordson Corp.	16,960	673,990
RBC Bearings, Inc.*	20,145	684,729
Ritchie Bros. Auctioneers, Inc.	14,710	296,995
Toro Co., The	13,065	643,713
Universal Forest Products, Inc.	16,285	391,654
Total Industrials		7,845,482
Information Technology - 14.9%
Blackbaud, Inc.	28,760	640,484
Blackboard, Inc.*	7,600	339,416
Cavium, Inc.*	19,900	537,499
Cognex Corp.	23,690	642,236
Cohu, Inc.	35,855	354,247
FEI Co.*	21,100	632,156
Harmonic, Inc.*	78,460	334,240
Hittite Microwave Corp.*	18,240	888,288
Power Integrations, Inc.	18,155	555,725
PROS Holdings, Inc.*	22,075	284,547
Rofin-Sinar Technologies, Inc.*	27,310	524,352
SciQuest, Inc.*	17,425	260,330
Solera Holdings, Inc.	13,540	683,770
Sourcefire, Inc.*	16,260	435,118
Total Information Technology		7,112,408

GW&K Small Cap Equity Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Materials - 4.5%
Compass Minerals International, Inc.	8,040	$536,912
Schnitzer Steel Industries, Inc.	17,725	652,280
Silgan Holdings, Inc.	26,125	959,832
Total Materials		2,149,024
Utilities - 2.6%
Cleco Corp	36,225	1,236,722
Total Common Stocks (cost $45,480,028)		44,946,493
Other Investment Companies - 2.6%
Clearbridge Energy MLP Fund, Inc.	14,365	280,549
Kayne Anderson MLP Investment Co.	19,275	536,230
Tortoise Energy Infrastructure Corp.	12,770	433,286
Total Other Investment Companies (cost $1,161,843)		1,250,065
Short-Term Investments - 3.3%[1]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.05% (cost $1,571,804)	1,571,804	1,571,804
Total Investments - 100.2% (cost $48,213,675)		47,768,362
Other Assets, less Liabilities - (0.2%)		(104,674)
Net Assets - 100.0%		$47,663,688

GW&K Municipal Enhanced Yield Fund

Schedule of Portfolio Investments

September 30, 2011 (unaudited)

Security Description	Principal Amount	Value
Municipal Bonds - 91.3%
Alabama - 0.2%
Courtland Industrial Development Board Solid Waste Disposal Revenue, Champion International Corp. Project, Series 1999, 6.000%, 08/01/29	$160,000	$159,992
Arizona - 2.9%
Pima County Industrial Development Authority Revenue, Tucson Electric Power Co. Project, Series 2010 A, 5.250%, 10/01/40	2,830,000	2,696,566
Pima County Industrial Development Authority Revenue, Tucson Electric Power Co. Project, Series 2008 B, 5.750%, 09/01/29	250,000	254,590
Total Arizona		2,951,156
California - 10.7%
California Health Facilities Finance Authority Revenue, Catholic Healthcare West, Series 2009 A, 6.000%, 07/01/39	250,000	267,680
California Health Facilities Finance Authority Revenue, St. Joseph Health System, Series 2009 A, 5.750%, 07/01/39	770,000	806,113
California Municipal Finance Authority Certificate, Community Hospitals of Central California, 5.500%, 02/01/39	2,380,000	2,124,555
California Municipal Finance Authority Certificate, Central California Community Hospitals, 5.250%, 02/01/37	445,000	389,767
California State General Obligation, 5.000%, 04/01/38	2,330,000	2,380,444
California State General Obligation, 6.500%, 04/01/33	365,000	427,411
California State Public Works Board Revenue, Riverside Campus Project, Series 2009 B, 6.125%, 04/01/28	110,000	121,772
California State Public Works Board Revenue, Various Capital Projects, Series 2009 G-1, 5.750%, 10/01/30	250,000	262,560
California Statewide Communities Development Authority School Facility Revenue, Aspire Public Schools, Series 2010, 6.000%, 07/01/40	500,000	488,570
Sacramento County Public Facilities Financing Corporation COP, 5.750%, 02/01/30	1,025,000	1,075,307
San Diego Public Facilities Financing Authority Lease Revenue, Master Refunding Project, Series 2010 A, 5.250%, 03/01/40	2,050,000	2,080,484
San Francisco City & County Redevelopment Financing Authority Revenue, Series 2009 C, 6.500%, 08/01/39	450,000	484,767
Total California		10,909,430
Colorado - 2.3%
Public Authority for Colorado Energy Natural Gas Purchase Revenue, Series 2008, 6.500%, 11/15/38	1,745,000	1,824,938
Regional Transportation District Private Activity Revenue, Denver Transit Partners Eagle P3 Project, Series 2010, 6.000%, 01/15/41	500,000	512,975
Total Colorado		2,337,913
Connecticut - 0.2%
Eastern Connecticut Resource Recovery Authority Solid Waste Revenue, Wheelabrator Technologies, Series 1993 A, 5.500%, 01/01/20	180,000	179,986
Delaware - 0.5%
Delaware State Economic Development Authority Revenue, Delmarva Power and Light Co. Project, Series 2010, 5.400%, 02/01/31	500,000	510,155

GW&K Municipal Enhanced Yield Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
District of Columbia - 1.7%
District of Columbia Ballpark Revenue, Series 2006 B-1, 5.000%, 02/01/35 (FGIC Insured)	$1,860,000	$1,750,111
Florida - 3.3%
Miami-Dade County Aviation Revenue, Series 2010 A, 5.375%, 10/01/35	1,625,000	1,690,146
Seminole Tribe Special Obligation Revenue, Series 2007 A, 5.250%, 10/01/27 (a)	50,000	44,711
Seminole Tribe Special Obligation Revenue, Series 2007 A, 5.500%, 10/01/24 (a)	150,000	142,521
Seminole Indian Tribe of Florida, Inc., Series 2010 A, 5.125%, 10/01/17 (a)	1,500,000	1,514,115
Total Florida		3,391,493
Georgia - 2.3%
DeKalb County Hospital Authority Revenue, DeKalb Medical Center, Inc. Project, 6.125%, 09/01/40	500,000	508,365
Gainesville & Hall County Hospital Authority Revenue, Northeast Georgia Health System, Inc. Project, Series 2010 A, 5.375%, 02/15/40	1,870,000	1,877,985
Richmond County Development Authority Solid Waste Disposal Revenue, International Paper Co. Project, 5.800%, 12/01/20	10,000	10,006
Total Georgia		2,396,356
Guam - 0.5%
Guam Power Authority Revenue, Series 2010 A, 5.500%, 10/01/40	500,000	494,990
Hawaii - 1.6%
Hawaii Pacific Health Special Purpose Revenue, Series 2010 B, 5.750%, 07/01/40	670,000	661,578
Hawaii Pacific Health Special Purpose Revenue, Series 2004 A, 5.600%, 07/01/33	1,000,000	997,410
Total Hawaii		1,658,988
Illinois - 4.7%
Illinois Finance Authority Revenue, Chicago Charter School Project, 5.000%, 12/01/36	215,000	193,941
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Series 2010 A, 5.500%, 06/15/50	3,000,000	3,100,200
Railsplitter Tobacco Settlement Authority Revenue, 6.000%, 06/01/28	1,500,000	1,557,750
Total Illinois		4,851,891
Indiana - 1.1%
Indiana State Finance Authority Environmental Improvement Revenue, US Steel Corp. Project, 6.000%, 12/01/26	1,120,000	1,139,544
Iowa - 0.6%
Iowa Higher Education Loan Authority Private College Facility Revenue, Upper Iowa University Project, 6.000%, 09/01/39	550,000	554,488
Kentucky - 2.9%
Kentucky Economic Development Finance Authority Hospital Revenue, Owensboro Medical Health System, Inc., Series 2010 A, 6.375%, 06/01/40	1,580,000	1,657,420
Owen County Waterworks System Revenue, American Water Co. Project, Series 2009 A, 6.250%, 06/01/39	1,250,000	1,311,800
Total Kentucky		2,969,220
Louisiana - 1.9%
Louisiana Local Government Environmental Facilities and Community Development Authority Hospital Revenue, Series 2010 A, 5.875%, 10/01/40	465,000	470,334
St. John the Baptist Parish Revenue, Marathon Oil Corp. Project, Series 2007 A, 5.125%, 06/01/37	1,470,000	1,450,273
Total Louisiana		1,920,607

GW&K Municipal Enhanced Yield Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Massachusetts - 11.4%
Massachusetts Development Finance Agency Revenue, Tufts Medical Center Issue, Series 2011 I, 6.750%, 01/01/36	$1,550,000	$1,623,516
Massachusetts Development Finance Agency Revenue, UMass Memorial Issue, Series 2011 H, 5.500%, 07/01/31	500,000	507,485
Massachusetts Educational Financing Authority Education Loan Revenue, Series 2010 A, 5.250%, 01/01/28	355,000	364,038
Massachusetts State Health and Educational Facilities Authority Revenue, Winchester Hospital Issue, Series 2010 H, 5.250%, 07/01/38	960,000	911,069
Massachusetts Health and Educational Facilities Authority Revenue, Caregroup Issue, Series 2008 E-1, 5.125%, 07/01/33	1,300,000	1,309,100
Massachusetts Port Authority Special Facilities Revenue, Conrac Project, Series 2011 A, 5.125%, 07/01/41	1,015,000	1,057,995
Massachusetts State Health and Educational Facilities Authority Revenue, Milford Regional Medical, Series 2007 E, 5.000%, 07/15/32	300,000	265,587
Massachusetts State Health and Educational Facilities Authority Revenue, Suffolk University, Series 2009 A, 5.750%, 07/01/39	2,620,000	2,695,482
Massachusetts State Health and Educational Facilities Authority Revenue, UMass Memorial, Series 2005 D, 5.000%, 07/01/33	1,435,000	1,361,958
Massachusetts State Health and Educational Facilities Authority Revenue, Caregroup Issue, Series 2008 E-1, 5.125%, 07/01/38	1,590,000	1,591,224
Total Massachusetts		11,687,454
Michigan - 4.5%
Detroit Distributable State Aid General Obligation, Limited Tax, Series 2010, 5.250%, 11/01/35	550,000	570,471
Detroit Water Supply System Revenue, Second Lien, Series 2006 B, 7.000%, 07/01/36 (AGM Insured)	250,000	298,190
Michigan State Hospital Finance Authority Revenue, Henry Ford Health System, 5.750%, 11/15/39	2,510,000	2,576,866
Michigan Strategic Fund Limited Obligation Revenue, Cadillac Place Office Building Project, Series 2011, 5.250%, 10/15/33	1,120,000	1,173,357
Total Michigan		4,618,884
New Jersey - 0.7%
New Jersey State Educational Facilities Authority Revenue, University Medical & Dentistry, Series 2009 B, 7.500%, 12/01/32	570,000	661,240
New Mexico - 0.5%
Farmington Pollution Control Revenue, Public Service Company of New Mexico San Juan Project, Series 2010 C, 5.900%, 06/01/40	500,000	489,135
New York - 2.8%
Chautauqua County Industrial Development Agency Exempt Facility Revenue, NRG Dunkirk Power Project, Series 2009, 5.875%, 04/01/42	760,000	752,020
New York State Dormitory Authority Revenue, North Shore-Long Island Jewish Obligated Group, Series 2011 A, 5.000%, 05/01/41	1,000,000	1,011,340
Port Authority of New York and New Jersey Special Project, JFK International Air Terminal LLC Project, Series 2010, 6.000%, 12/01/42	1,095,000	1,129,898
Total New York		2,893,258

GW&K Municipal Enhanced Yield Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
North Carolina - 0.3%
Columbus County Industrial Facilities & Pollution Control Financing Authority, International Paper Company Projects, Series 2009 A, 6.250%, 11/01/33	$200,000	$210,994
Columbus County Industrial Facilities & Pollution Control Financing Authority, Recovery Zone Facility Bonds, Series 2010 A, 5.700%, 05/01/34	125,000	126,770
Total North Carolina		337,764
Ohio - 2.8%
Butler County Hospital Facilities Revenue, UC Health, Series 2010, 5.500%, 11/01/40	2,530,000	2,468,951
Ohio State Air Quality Development Authority Revenue, Ohio Valley Electric Corporation Project, Series 2009 E, 5.625%, 10/01/19	400,000	433,824
Total Ohio		2,902,775
Pennsylvania - 5.0%
Lycoming County Authority Health System Revenue, Susquehanna Health System Project, Series 2009 A, 5.750%, 07/01/39	1,240,000	1,239,876
Pennsylvania Economic Development Finance Authority, Allegheny Energy Supply Co., 7.000%, 07/15/39	400,000	438,304
Pennsylvania Higher Educational Facilities Authority Revenue, East Stroudsburg University Student Housing Project, Series 2006 A, 5.000%, 07/01/42	850,000	743,053
Philadelphia Gas Works Revenue, Ninth Series, 5.250%, 08/01/40	1,250,000	1,251,650
Philadelphia General Obligation, Series 2011, 6.000%, 08/01/36	1,000,000	1,111,230
Philadelphia Municipal Authority Revenue, 6.500%, 04/01/39	325,000	338,260
Total Pennsylvania		5,122,373
Puerto Rico - 10.5%
Puerto Rico Public Improvement General Obligation, Series 2011 A, 5.750%, 07/01/41	2,045,000	2,109,397
Puerto Rico Public Improvement General Obligation, Series 2011 A, 6.500%, 07/01/40	1,005,000	1,098,123
Puerto Rico Facilities Financing Authority Revenue, Hospital Auxilio Mutuo Obligated Group Project, Series 2011 A, 6.000%, 07/01/33	1,000,000	1,052,620
Puerto Rico Highways and Transportation Authority Revenue, Series 2007 M, 5.000%, 07/01/37	520,000	503,859
Puerto Rico Highways and Transportation Authority Revenue, Series AA, 5.300%, 07/01/35	1,675,000	1,686,507
Puerto Rico Public Buildings Authority Government Facilities Revenue, Series 2009 Q, 5.625%, 07/01/39 (CIFG Insured)	585,000	595,033
Puerto Rico Sales Tax Financing Corp. Revenue, Series 2010 C, 5.250%, 08/01/41	1,870,000	1,931,168
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series 2009 A, 6.000%, 08/01/42	1,615,000	1,752,081
Total Puerto Rico		10,728,788
Tennessee - 3.6%
Johnson City Health and Educational Facilities Board Hospital Revenue, Mountain States Health Alliance, Series 2009 A, 5.500%, 07/01/31	225,000	256,309
Johnson City Health and Educational Facilities Board Hospital Revenue, Mountain States Health Alliance, Series 2009 A, 7.750%, 07/01/38	135,000	136,331
Tennessee Energy Acquisition Corp. Gas Project Revenue, Series 2006 A, 5.250%, 09/01/18	335,000	340,605
Tennessee Energy Acquisition Corp. Gas Project Revenue, Series 2006 A, 5.250%, 09/01/26	1,315,000	1,294,907
Tennessee Energy Acquisition Corp. Gas Project Revenue, Series 2006 C, 5.000%, 02/01/21	390,000	387,680
Tennessee Energy Acquisition Corp. Gas Project Revenue, Series 2006 C, 5.000%, 02/01/22	555,000	550,549
Tennessee Energy Acquisition Corp. Gas Project Revenue, Series 2006 C, 5.000%, 02/01/23	765,000	757,128
Total Tennessee		3,723,509

GW&K Municipal Enhanced Yield Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Texas - 8.1%
Central Texas Regional Mobility Authority Senior Lien Revenue, Series 2011, 6.000%, 01/01/41	$3,065,000	$3,108,033
Gulf Coast Waste Disposal Authority, International Paper Company Project, Series 2002 A, 6.100%, 08/01/24	305,000	309,020
Gulf Coast Waste Disposal Authority, Waste Management Brazoria County Project,
Series 2003 A, 5.200%, 05/01/28	340,000	342,054
Houston Higher Education Finance Corp. Revenue, Series 2011 A, 6.875%, 05/15/41	500,000	538,755
Love Field Airport Modernization Corp. Revenue, Southwest Airlines Love Field Modernization Program Project, Series 2010, 5.250%, 11/01/40	1,025,000	989,422
Matagorda County Navigation District No. 1 Pollution Control Revenue,
Central Power and Light Company Project, Series 2001 A, 6.300%, 11/01/29	300,000	325,611
North Texas Tollway Authority Capital Appreciation Revenue, Special Projects System, Series 2011 B, 7.081%, 09/01/37 [8]	2,000,000	398,300
North Texas Tollway Authority System Revenue, Series 2009 A, 6.250%, 01/01/39	450,000	493,209
Texas Municipal Gas Acquisition & Supply Corp. Gas Supply Revenue, Series 2006 A, 5.250%, 12/15/23	185,000	175,432
Texas Private Activity Bond Surface Transportation Corp. Revenue, LBJ Infrastructure Group Managed Lanes Project, Series 2010, 7.000%, 06/30/40	1,000,000	1,081,930
Texas State Public Finance Authority Charter School Finance Corp. Education Revenue, Series 2010 A, 6.200%, 02/15/40	500,000	513,060
Total Texas		8,274,826
Vermont - 0.2%
Vermont Educational & Health Buildings Finance Agency Revenue, Fletcher Allen Hospital, Series 2007 A, 4.750%, 12/01/36	255,000	226,868
Virginia - 0.1%
Washington County Industrial Development Authority Hospital Revenue, Mountain States Health Alliance, Series 2009 C, 7.750%, 07/01/38	100,000	113,915
Washington - 0.4%
Washington State Health Care Facilities Authority Revenue, Overlake Hospital Medical Center, 5.700%, 07/01/38	400,000	406,840
West Virginia - 3.0%
West Virginia Economic Development Revenue, Appalachian Power Co. Amos Project, Series 2010 A, 5.375%, 12/01/38 (12/01/20) [9]	3,050,000	3,101,606
Total Municipal Bonds (cost $89,981,171)		93,465,555

	Shares
Short-Term Investments - 7.7% [1]
Fidelity Institutional Money Market Tax Exempt Fund, Institutional Class, 0.01% (cost $7,831,850)	7,831,850	7,831,850
Total Investments - 99.0% (cost $97,813,021)		101,297,405
Other Assets, less Liabilities - 1.0%		1,021,265
Net Assets - 100.0%		$102,318,670

GW&K Municipal Bond Fund

Schedule of Portfolio Investments

September 30, 2011 (unaudited)

Security Description	Principal Amount	Value
Municipal Bonds - 88.7%
Arizona - 5.0%
Arizona Water Infrastructure Finance Authority Revenue, Series 2009 A, 5.000%, 10/01/18	$500,000	$608,665
Maricopa County Industrial Development Authority Health Facility Revenue, Catholic Healthcare West,
Series 2007 A, 5.000%, 07/01/17	125,000	138,085
Phoenix Civic Improvement Corp. Junior Lien Water System Revenue, Series 2009 A, 5.000%, 07/01/23	565,000	650,078
Phoenix Civic Improvement Corp. Senior Lien Wastewater System Revenue,
Series 2008, 5.500%, 07/01/20	575,000	690,029
Pima County Sewer Revenue, 5.000%, 07/01/22 (AGM Insured)	340,000	385,210
Total Arizona		2,472,067
California - 10.8%
California State Department of Water Resources Revenue, Central Valley Project, Series AD, 5.000%, 12/01/20 (AGM Insured)	25,000	27,836
California State Economic Recovery, Series 2009 A, 5.000%, 07/01/20	500,000	585,905
California State General Obligation, 5.500%, 04/01/18	235,000	277,450
California State Public Works Board Lease Revenue, Department of General Services, Series 2009 A, 5.000%, 04/01/20	250,000	269,900
California State Public Works Board Lease Revenue, California Community Colleges, Series 2007 B, 5.000%, 03/01/21 (FGIC Insured)	200,000	210,822
California State Public Works Board Lease Revenue, Various California State University Projects, Series 2010 B-1, 5.250%, 03/01/24	250,000	273,232
California State Public Works Board Lease Revenue, Various University of California Projects, Series 2009 E, 5.000%, 04/01/27	400,000	428,336
California State Public Works Board Lease Revenue, Various University of California Projects, Series 2007 A, 5.000%, 06/01/19 (FGIC Insured)	225,000	264,478
California State Tax-Exempt General Obligation, 5.250%, 09/01/23	1,500,000	1,699,290
Los Angeles Unified School District General Obligation, Series 2005 A1, 5.500%, 07/01/18 (FGIC Insured)	360,000	436,277
San Francisco City & County Airport Commission Revenue, San Francisco International Airport, Series 2010 D, 5.000%, 05/01/19 (AGM Insured)	525,000	609,914
Southern California Public Power Authority, Southern Transmission Project, Series 2008 B, 6.000%, 07/01/27	205,000	238,052
Total California		5,321,492
Colorado - 0.5%
Colorado Health Facilities Authority Revenue, Sisters of Charity of Leavenworth Health System, Series 2010 B, 5.000%, 01/01/23	210,000	227,363
Florida - 7.8%
Florida State Board of Education Capital Outlay, Series 2008 C, 5.000%, 06/01/22 [11]	525,000	611,147
Highlands County Health Facilities Authority, Adventist Health System, Series 2005 A-D, 5.000%, 11/15/18 [10]	100,000	110,283
Miami-Dade County Aviation Revenue, Miami International Airport, Series 2010 B, 5.000%, 10/01/22
(AGM Insured)	500,000	553,350
Miami-Dade County Aviation Revenue, Miami International Airport, Series 2010 A-1, 5.500%, 10/01/26	360,000	394,456
Orlando Utilities Commission Utility System Revenue, Series 2010 C, 5.000%, 10/01/20	500,000	600,520
Orlando Utilities Commission Utility System Revenue, Series 2011 B, 5.000%, 10/01/19	500,000	599,620
Tampa Bay Regional Water Supply Authority Revenue, Series 2011 B, 5.000%, 10/01/19	790,000	949,959
Total Florida		3,819,335

GW&K Municipal Bond Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Illinois - 6.2%
Chicago O’Hare International Airport Revenue, Series 2011 B, 5.000%, 01/01/22	$250,000	$277,288
Chicago Public Building Commission Building Revenue, Series 1999 B, 5.250%, 12/01/18 (FGIC Insured)	275,000	315,714
Chicago Second Lien Water Revenue, Series 2010 A, 5.000%, 11/01/22	90,000	100,192
Chicago Transit Authority Capital Grants Revenue, Series 2006 A, Federal Section 5307 Funds, 5.000%, 06/01/17 (AMBAC Insured)	500,000	542,195
Illinois Regional Transportation Authority General Obligation, Series 2003 A, 5.500%, 07/01/21 (FGIC Insured)	300,000	355,947
Illinois State General Obligation, Series 2010, 5.000%, 01/01/19	305,000	339,584
Illinois State Sales Tax Revenue, Build Illinois, Series 2009 B, 5.000%, 06/15/21	290,000	325,760
Illinois State Sales Tax Revenue, Series 2009 B, 5.000%, 06/15/20	200,000	227,440
Illinois State Toll Highway Authority Revenue, Series 2005 A, 5.000%, 01/01/17 (AGM Insured)	500,000	557,205
Total Illinois		3,041,325
Iowa - 2.8%
Iowa Finance Authority State Revolving Fund Revenue, Series 2010 A, 5.000%, 08/01/19	190,000	228,184
Iowa Special Obligation, Prison Infrastructure Fund, Series 2010, 5.000%, 06/15/21	500,000	618,250
Iowa State Jobs Program Special Obligation, Series 2009 A, 5.000%, 06/01/17	440,000	533,566
Total Iowa		1,380,000
Kansas - 2.0%
Kansas Development Finance Authority Revenue, Series 2004 A, 5.000%, 04/01/19 (FGIC Insured)	410,000	443,620
Wichita Hospital Revenue, Series 2011 IV-A, 5.000%, 11/15/20	500,000	558,060
Total Kansas		1,001,680
Kentucky - 1.0%
Kentucky State Property & Buildings Commission Revenue, Series 2009 A, 5.000%, 08/01/19	425,000	497,416
Maine - 1.2%
Maine Municipal Bond Bank Transportation Infrastructure Revenue, Series 2009 A, 5.000%, 09/01/22	490,000	570,115
Massachusetts - 1.8%
Massachusetts Educational Financing Authority Education Loan Revenue, Issue I, Series 2010 A, 5.500%, 01/01/22	250,000	270,430
Massachusetts State Water Resources Authority, Series 2009 B, 5.000%, 08/01/21	515,000	611,171
Total Massachusetts		881,601
Michigan - 5.9%
Michigan Municipal Bond Authority Revenue, Series 2007, 5.000%, 10/01/19	410,000	470,118
Michigan State Trunk Line Fund, Series 2006, 5.000%, 11/01/18 (FGIC Insured)	425,000	482,031
Michigan State Trunk Line Fund, Series 2006, 5.000%, 11/01/19 (FGIC Insured)	750,000	836,895
Michigan Strategic Fund Limited Obligation Revenue, Cadillac Place Office Building Project, Series 2011, 5.250%, 10/15/23	1,000,000	1,119,960
Total Michigan		2,909,004
New Jersey - 2.2%
New Jersey State Turnpike Authority Revenue, Series 2009 G, 5.000%, 01/01/18	450,000	514,876
New Jersey Transportation Trust Fund Authority, Series 2011 A, 5.250%, 06/15/24	535,000	594,636
Total New Jersey		1,109,512

GW&K Municipal Bond Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
New York - 13.1%
Metropolitan Transportation Authority Revenue, Series 2005 G, 5.000%, 11/15/18	$485,000	$565,592
New York City General Obligation, Series 2008 B-1, 5.250%, 09/01/20	695,000	814,067
New York City General Obligation, Series 2010 E, 5.000%, 08/01/18	185,000	220,354
New York City Transitional Finance Authority Building Aid Revenue, Series 2008 S-1, 5.000%, 01/15/20	120,000	134,582
New York State Dormitory Authority Revenue, State University Dormitory Facilities Issue, Series 2011 A, 5.000%, 07/01/21	1,025,000	1,209,304
New York State Environmental Facilities Corp. Revenue,
New York City Municipal Water Finance Authority Projects, Series 2011 B, 06/15/23	520,000	613,132
New York State Thruway Authority, Second General Highway & Bridge Trust Fund,
Series 2005 B, 5.000%, 04/01/17 (FGIC Insured)	490,000	561,074
New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series 2008 B, 5.000%, 04/01/22	575,000	654,793
New York State Urban Development Corp. Revenue, Series 2008 D, 5.250%, 01/01/17	445,000	519,956
Tobacco Settlement Financing Corp., Asset-Backed Revenue, Series 2011 B, 5.000%, 06/01/17	500,000	580,985
Triborough Bridge & Tunnel Authority Revenue, Series 2008 A, 5.000%, 11/15/20	510,000	589,591
Total New York		6,463,430
North Carolina - 0.6%
North Carolina Municipal Power Agency Number 1, Catawba Electric Revenue, Series 2009 C, 5.000%, 01/01/21	270,000	308,667
Ohio - 2.8%
Ohio Major New State Infrastructure Project Revenue, Series 2008-1, 5.750%, 06/15/18	730,000	897,104
Ohio State Facilities, Series 2009 B, 5.000%, 10/01/17	390,000	459,584
Total Ohio		1,356,688
Oregon - 2.4%
Tri-County Metro Transportation District of Capital Grant Receipt Revenue, Series 2011 A, 5.000%, 10/01/19	1,000,000	1,169,760
Pennsylvania - 3.2%
Allegheny County Hospital Development Authority Revenue, University of Pittsburgh Medical Center, Series 2008 B, 5.000%, 06/15/18	300,000	346,758
Philadelphia Water and Wastewater Revenue, Series 2010 A, 5.000%, 06/15/18 (AGM Insured)	400,000	460,476
Pennsylvania Intergovernmental Cooperation Authority Special Tax Revenue, Philadelphia Funding Program, Series 2010, 5.000%, 06/15/19	365,000	436,398
Pennsylvania State Higher Educational Facilities Authority Revenue, Series 2009 A, 5.250%, 08/15/21	300,000	342,435
Total Pennsylvania		1,586,067
Puerto Rico - 0.8%
Puerto Rico Electric Power Authority Revenue, Series ZZ, 5.250%, 07/01/22	350,000	381,168
Tennessee - 2.2%
Memphis Electric System Subordinate Revenue, 5.000%, 12/01/17	905,000	1,081,746

GW&K Municipal Bond Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount	Value
Texas - 7.2%
Conroe Independent School District General Obligation, Series 2011, 5.000%, 02/15/21	$500,000	$600,035
North Texas Tollway Authority Revenue, Special Projects System, Series 2011 A, 5.000%, 09/01/23 [11]	500,000	575,875
Texas Municipal Gas Acquisition and Supply Corp. I Gas Supply Revenue, Series 2008 D, 6.250%, 12/15/26	355,000	364,802
Texas Public Finance Authority Unemployment Compensation Obligation Assessment Revenue, Series 2010 B, 5.000%, 01/01/20	400,000	427,796
Texas Public Finance Authority Unemployment Compensation Obligation Assessment Revenue, Series 2010 A, 5.000%, 07/01/17	745,000	855,655
Texas Water Financial Assistance, Series 2008 A, 5.000%, 08/01/22	400,000	469,472
University of Texas System Revenue, Series 2010 B, 5.000%, 08/15/18	215,000	261,537
Total Texas		3,555,172
Vermont - 1.0%
Vermont Municipal Bond Bank, Series 2009 1, 5.000%, 12/01/21	400,000	476,280
Washington - 8.2%
Energy Northwest Washington Electric Revenue, Columbia Generating Station, Series 2011 A, 5.000%, 07/01/23	515,000	605,207
Energy Northwest Washington Electric Revenue, Columbia Generating Station, Series 2012 A, 5.000%, 07/01/21	1,000,000	1,139,580
Seattle Municipal Light and Power Improvement and Refunding Revenue, Series 2010 B, 5.000%, 02/01/21	320,000	381,882
Seattle Municipal Light and Power Improvement and Refunding Revenue, Series 2011 A, 5.000%, 02/01/20	540,000	650,295
Snohomish County Public Utility District No. 1 Revenue, Series 2010 A, 5.000%, 12/01/19	500,000	586,455
Washington Health Care Facilities Authority Revenue, Providence Health Services, Series 2011 B, 5.000% 10/01/18	580,000	682,614
Total Washington		4,046,033
Total Municipal Bonds (cost $41,478,306)		43,655,921

	Shares
Short-Term Investments - 13.9% [1]
Fidelity Institutional Money Market Tax Exempt Fund, Institutional Class, 0.01% (cost $6,813,152)	6,813,152	6,813,152
Total Investments - 102.6% (cost $48,291,458)		50,469,073
Other Assets, less Liabilities - (2.6)%		(1,259,905)
Net Assets - 100.0%		$49,209,168

Renaissance Large Cap Growth Fund

Schedule of Portfolio Investments

September 30, 2011 (unaudited)

Security Description	Shares	Value
Common Stocks - 95.5%
Consumer Discretionary - 19.2%
AutoZone, Inc.*	1,162	$370,899
Coach, Inc.	6,990	362,292
Dollar Tree, Inc.*	4,918	369,391
Expedia, Inc.	14,132	363,899
International Game Technology	25,395	368,989
Lear Corp.	8,696	373,058
Limited Brands, Inc.	9,475	364,882
Nordstrom, Inc.	8,046	367,541
PetSmart, Inc.	8,536	364,060
Ross Stores, Inc.	4,777	375,902
Tempur-Pedic International, Inc.*	6,956	365,955
Total Consumer Discretionary		4,046,869
Consumer Staples - 1.8%
Walgreen Co.	11,322	372,381
Energy - 6.8%
Helmerich & Payne, Inc.	8,667	351,880
National Oilwell Varco, Inc.	7,077	362,484
Oceaneering International, Inc.*	10,176	359,620
Peabody Energy Corp.	10,620	359,806
Total Energy		1,433,790
Financials - 3.5%
American Express Co.	8,138	365,396
Ameriprise Financial, Inc.	9,306	366,284
Total Financials		731,680
Health Care - 12.2%
AmerisourceBergen Corp.	9,851	367,147
Covance, Inc.*	8,048	365,782
Dentsply International, Inc.	11,927	366,040
Endo Pharmaceuticals Holdings, Inc.*	13,162	368,404
Gilead Sciences, Inc.*	9,485	368,018
McKesson Corp.	5,025	365,318
UnitedHealth Group, Inc.	7,992	368,591
Total Health Care		2,569,299
Industrials - 15.8%
Caterpillar, Inc.	4,993	368,683
Cummins, Inc.	4,684	382,495
Danaher Corp.	8,642	362,445
Dover Corp.	7,961	370,983
General Electric Co.	23,636	360,213
Joy Global, Inc.	5,872	366,295

Renaissance Large Cap Growth Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Industrials - 15.8% (continued)
KBR, Inc.	15,809	$373,567
Parker Hannifin Corp.	5,853	369,500
Union Pacific Corp.	4,436	362,288
Total Industrials		3,316,469
Information Technology - 29.5%
Altera Corp.	11,958	377,036
Apple, Inc.*	957	364,789
Broadcom Corp., Class A	10,999	366,157
Cisco Systems, Inc.	23,619	365,858
Dell, Inc.*	25,298	357,967
EMC Corp.*	17,523	367,808
F5 Networks, Inc.*	5,106	362,781
Google, Inc.*	711	365,724
Intel Corp.	16,923	360,968
International Business Machines Corp.	2,096	366,863
Intuit, Inc.*	7,626	361,777
Microsoft Corp.	14,560	362,398
Oracle Corp.	12,575	361,406
SanDisk Corp.*	9,141	368,839
Skyworks Solutions, Inc.*	20,794	373,044
Teradata Corp.*	6,826	365,396
Western Digital Corp.*	14,240	366,253
Total Information Technology		6,215,064
Materials - 6.7%
Albemarle Corp.	9,028	364,731
Freeport McMoRan Copper & Gold, Inc., Class B	11,947	363,786
Monsanto Co.	6,085	365,343
Mosaic Co., The	6,587	322,565
Total Materials		1,416,426
Total Common Stocks (cost $21,024,120)		20,101,978
Short-Term Investments - 1.5% [1]
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.05% (cost $312,498)	312,498	312,498
Total Investments - 97.0% (cost $21,336,618)		20,414,476
Other Assets, less Liabilities - 3.0%		624,629
Net Assets - 100.0%		$21,039,105

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations are to be read in conjunction with the Schedules of Portfolio Investments previously presented in this report.

At September 30, 2011, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately as follows:

Fund	Cost	Appreciation	Depreciation	Net
TimesSquare Small Cap Growth	$560,064,411	$72,640,926	($46,009,871)	$26,631,055
TimesSquare Mid Cap Growth	1,345,922,858	165,089,678	(132,506,440)	32,583,238
Skyline Special Equities Portfolio	167,915,627	22,104,228	(25,218,982)	(3,114,754)
GW&K Small Cap Equity	48,213,675	4,396,979	(4,842,292)	(445,313)
GW&K Municipal Enhanced Yield	97,813,021	3,807,382	(322,998)	3,484,384
GW&K Municipal Bond	48,291,458	2,184,237	(6,622)	2,177,615
Renaissance Large Cap Growth	21,336,618	1,496,771	(2,418,913)	(922,142)

*	Non-income-producing security
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At September 30, 2011, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
GW&K Municipal Enhanced Yield	$1,701,347	1.7%

#	Rounds to less than 0.1%
[1]	Yield shown for an investment company represents the September 30, 2011, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[2]	Some or all of these securities were out on loan to various brokers as of September 30, 2011, amounting to:

Fund	Market Value	% of Net Assets
TimesSquare Small Cap Growth	$13,496,948	2.4%
TimesSquare Mid Cap Growth	12,508,304	0.9%
Skyline Special Equities Portfolio	2,223,782	1.4%

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.
[4]

On September 12, 2008, The Bank of New York Mellon established a separate sleeve of the BNY Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers floating rate notes. Until August 2, 2010, each Fund’s position in Series B was being marked to market daily. Effective August 2, 2010, the Trust, on behalf of each applicable Fund, has entered into an agreement with The Bank of New York Mellon and the Bank of New York Mellon Corporation (“BNYMC”) with respect to each Fund’s position in the BNY Institutional Cash Reserves Fund (the “ICRF”), pursuant to which (i) BNYMC will support the value of certain defaulted securities issued by Lehman Brothers Holdings, Inc. and held by ICRF, and (ii) if certain conditions are met, BNYMC will purchase the defaulted securities from each Fund in September 2011. Each applicable Fund is fair valuing its position in the ICRF daily.

[5]	At September 30, 2011, securities in the portfolio were backed by insurance of financial institutions and financial guaranty assurance agencies:

Fund	Market Value	% of Net Assets
GW&K Municipal Enhanced Yield	$2,643,334	2.6%
GW&K Municipal Bond	7,043,044	14.3%

[6]

Private Placement: New or secondary issue of stock sold directly to a group of investors. The security’s public resale is restricted until it is negotiated with the SEC under the Securities Act of 1933. The TimesSquare Small Cap Growth Fund’s total market value of the security at September 30, 2011, is $3,881,250 or 0.7% of the Fund’s net assets.

[7]

Illiquid Security: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded, and would be difficult to sell in a current sale. The Fund may not invest more than 15% of its net assets in illiquid securities. The value shown for this security is a Fair Value price as determined under procedures approved by the Fund’s Board of Trustees. The TimesSquare Small Cap Growth Fund’s total market value of illiquid securities at September 30, 2011, is $4,646,250 or 0.8% of the Fund’s net assets.

[8]	Indicates yield to maturity at September 30, 2011.
[9]	Floating Rate Security: The rate listed is as of September 30, 2011. Date in parenthesis represents the security’s next coupon rate reset.
[10]	Variable Rate Security. The rate listed is as of September 30, 2011, and is periodically reset subject to terms and conditions set forth in the debenture.
[11]	Some or all these securities are segregated for delayed delivery agreements amounting to a market value of $1,157,920, or 2.4% of net assets.

1

Notes to Schedule of Portfolio Investments (continued)

Fair Value Measurements

Generally Accepted Accounting Principles (GAAP) define fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active , quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency, exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Funds’ own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. As of September 30, 2011, the securities in GW&K Small Cap Equity and Renaissance Large Cap Growth were all Level 1 inputs. The following table summarizes the inputs used to value the Funds’ net assets by the above fair value hierarchy levels as of September 30, 2011:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
TimesSquare Small Cap Growth Fund
Investments in Securities
Common Stocks [1]	$548,641,391	—	—	$548,641,391
Common Stocks - Restricted	—	—	$3,881,250	3,881,250
Warrants	—	$765,000	—	765,000
Short-Term Investments	32,464,585	943,240	—	33,407,825

Total Investments in Securities	$581,105,976	$1,708,240	$3,881,250	$586,695,466

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
TimesSquare Mid Cap Growth Fund
Investments in Securities
Common Stocks [1]	$1,323,319,715	—	—	$1,323,319,715
Short-Term Investments	53,853,876	$1,332,505	—	55,186,381

Total Investments in Securities	$1,377,173,591	$1,332,505	—	$1,378,506,096

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Skyline Special Equities Portfolio
Investments in Securities
Common Stocks [1]	$157,241,724	—	—	$157,241,724
Short-Term Investments	7,217,688	$341,461	—	7,559,149

Total Investments in Securities	$164,459,412	$341,461	—	$164,800,873

2

Notes to Schedule of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
GW&K Municipal Enhanced Yield Fund
Investments in Securities
Municipal Bonds [2]	—	$93,465,555	—	$93,465,555
Short-Term Investments	$7,831,850	—	—	7,831,850

Total Investments in Securities	$7,831,850	$93,465,555	—	$101,297,405

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
GW&K Municipal Bond Fund
Investments in Securities
Municipal Bonds [2]	—	$43,655,921	—	$43,655,921
Short-Term Investments	$6,813,152	—	—	6,813,152

Total Investments in Securities	$6,813,152	$43,655,921	—	$50,469,073

[1]	The common stocks held in the Fund are Level 1 securities. For a detailed break-out of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.
[2]	The municipal bonds held in the Fund are Level 2 securities. For a detailed break-out of the municipal bonds by state, please refer to the Schedule of Portfolio Investments.

As of September 30, 2011, the Funds had no significant transfers between Level 1 and Level 2 from the beginning of the reporting period. The following table is reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Significant Unobservable Inputs Level 3
TimesSquare Small Cap Growth Fund
Balance as of December 31, 2010	$3,881,250
Accrued discounts (premiums)	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Net transfers in and/or out of Level 3	—

Balance as of September 30, 2011	$3,881,250

Investments Definitions and Abbreviations:

AGM:	Assured Guaranty Municipal Corp.
CIFG:	CIFG Guaranty, Ltd.
COP:	Certificate of Participation
FGIC:	Financial Guaranty Insurance Company
REIT:	Real Estate Investment Trust

3

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/S/ JOHN H. STREUR
John H. Streur, President

Date: November 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ JOHN H. STREUR
John H. Streur, President

Date: November 18, 2011

By:	/S/ DONALD S. RUMERY
Donald S. Rumery, Chief Financial Officer

Date: November 18, 2011